Consolidated Balance Sheet (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Ordinary shares, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	14,435,161	12,149,226
Ordinary shares, Shares, Outstanding	14,435,161	12,149,226